VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following summarizes the carrying amount and classification of the VIEs’ assets and liabilities in the consolidated balance sheets as of December 31, 2013 and December 25, 2012, net of intercompany amounts:

	2013	2012
Current assets	$1,407	$954
Fixed assets, net	9,347	9,870
Other assets	$850	$856
Total assets	$11,604	$11,680

Current liabilities	$1,644	$1,294
Long-term debt	13,157	13,408
Other long-term liabilities	20,060	19,419
Noncontrolling interest	5,955	6,260
Company capital	(29,212)	(28,701)
Total liabilities and equity	$11,604	$11,680